SHORT TERM NOTES PAYABLE (Details Narrative) - USD ($)				1 Months Ended		12 Months Ended
	Jul. 04, 2022	Jul. 04, 2021	Jul. 04, 2020	Mar. 22, 2021	Dec. 31, 2019	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Sep. 30, 2022	Sep. 30, 2021	Feb. 19, 2021	Jan. 19, 2017	Dec. 21, 2016
Short-term notes payable due to related parties						$ 87,514			$ 17,154
Line of credit facility, maximum borrowing capacity	$ 123,889
Short-term notes payable						165,000	$ 96,000
Notes payable						$ 27,000	329,000			$ 285,244
Annual interest rate description						The notes carry annual interest rates between 4.3% and 6% (16% to 18% in the event of default).
Annual interest rate description						The notes carried annual interest rates between 0% and 10% and have default rates as high as 20%.
Short-term notes payable, including related parties						$ 88,000	96,000
Notes payable in default, including related parties others						0	329,000
Outstanding principal balance						46,000	24,000
Accrued interest						1,768,000	2,995,000		1,050,000	$ 32,945
Promissory notes issued						323,000	0
Short term promissory note						$ 88,000			107,000
Short-term Debt [Member]
Annual interest rate description						The notes carried annual interest rates between 0% and 10% and have default rates as high as 20%.
Short-term notes payable, including related parties						$ 40,000	51,000
Dr. Cartwright
Annual interest rate description								The notes were initially issued with 0% interest, however interest increased to 6.0% interest
Notes payable in default, including related parties others							1,000,000
Outstanding principal balance											$ 1,621,000
Line of credit, balance									17,154
Notes initially issued with interest					0.00%
Percentage of increased interest					6.00%
Promissory notes issued					$ 45,829	100,000		$ 41,000
Financing proceeds received by company					$ 1,000,000			$ 1,000,000
Mr. Fowler
Annual interest rate description					The note was initially issued with 0% interest, however interest increased to 6.0% interest 90 days after the Company received $1,000,000 in financing proceeds.			The notes were initially issued with 0% interest and then went into default with an interest rate of 18%.
Notes payable in default, including related parties others							$ 26,000,000
Outstanding principal balance						12,601			$ 45,118			$ 13,900	$ 12,500
Mr. Fowler | Long-Term Debt - Related Parties
Outstanding principal balance				$ 26,400
Dr. Faupel
Annual interest rate description								The notes were initially issued with 0% interest, however interest increased to 6.0% interest
Outstanding principal balance											$ 661,000
Promissory notes issued						85,000		$ 5,000
Financing proceeds received by company								$ 1,000,000
March 22, 2021 exchange agreement [Member] | Mr. Fowler
Annual interest rate description								The agreement brought the note current and will accrue interest at a rate of 6.0%.
Accrued interest				18,718		18,718
Monthly payment of insurance				3,850		3,850
Short term promissory note				$ 45,118		45,118
Short term promissory note, principal						26,400
Premium Finance Agreement [Member]
Line of credit facility, maximum borrowing capacity		$ 117,560	$ 109,000
Line of credit, balance						$ 39,900
Monthly payment of insurance		$ 11,968	$ 11,299
Interest and maturity date description		interest at 4.3%, until it matured in April of 2022. As of September 30, 2022	interest at 4.968% and matured in April 2021